Segmental Analyses - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) Segment	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure Of Geographical Areas [Line Items]
Number of reportable segment | Segment		4
Profit (loss) from continuing operations		£ 9,313		£ 4,655
Revenue from operations	[1]	24,492		14,130
Noncurrent assets		133,687
Goodwill		46,163	£ 44,147
Investments in associates and joint ventures		1,737
Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		7,235	14,085	16,491
Noncurrent assets		1,225	1,127
Investments in associates and joint ventures		1,737	1,577	9,507
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Geographical Areas [Line Items]
Investments in associates and joint ventures		1,682	1,527
United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		9,495
RAI
Disclosure Of Geographical Areas [Line Items]
Revenue from operations			5,525	9,224
RAI | United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		9,506	4,160
Noncurrent assets		113,935	107,154
Constant Rates | Previously Stated
Disclosure Of Geographical Areas [Line Items]
Profit (loss) from continuing operations		£ 10,924	£ 7,605	£ 5,197

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.